Schedule of Investments (unaudited) October 31, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.8%
Health Care Authority of the City of Huntsville, RB, Series B1, 4.00%, 06/01/45	$1,565	$1,769,074
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/47	2,835	3,281,745
Tuscaloosa County Board of Education, ST, 5.00%, 02/01/43	2,485	2,949,879

		8,000,698

Arizona — 1.3%
Arizona Industrial Development Authority, RB(a)
4.38%, 07/01/39	810	877,054
5.00%, 07/01/54	945	1,034,839
Series A, 5.00%, 07/01/39	1,480	1,555,807
Series A, 5.00%, 07/01/49	1,675	1,747,521
Series A, 5.00%, 07/01/54	1,290	1,343,806
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	2,545	2,576,036
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	1,620	1,695,635
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	630	734,032
5.00%, 07/01/54(a)	1,420	1,608,762
Series A, 5.00%, 09/01/42	435	529,464

		13,702,956

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	4,350	4,733,592

California — 8.2%
California Community Housing Agency, RB, M/F Housing(a)
Series A, 5.00%, 04/01/49	645	723,863
Series A-2, 4.00%, 08/01/47	4,150	4,260,871
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/37	2,965	3,181,697
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	5,040	5,481,968
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	4,030	4,110,112
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	4,910	5,029,573
Series A-2, 5.00%, 06/01/47	1,340	1,372,633
Grossmont Union High School District, GO, CAB, 0.00%, 08/01/31(b)	5,110	4,284,383
Long Beach Unified School District, GO, CAB, Series B, 0.00%, 08/01/34(b)	5,000	3,907,590
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(c)	3,975	4,588,740
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	1,160	1,390,391
Series A, AMT, 5.00%, 03/01/37	1,275	1,525,581
Norwalk-La Mirada Unified School District, Refunding GO, CAB, Series E, (AGC), 0.00%, 08/01/38(b)	7,620	4,727,189
Poway Unified School District, Refunding GO, CAB(b) 0.00%, 08/01/35	7,820	5,846,498

Security	Par (000)	Value

California (continued)
Poway Unified School District, Refunding GO, CAB(b) (continued)
Series B, 0.00%, 08/01/36	$10,000	$7,230,230
Rio Hondo Community College District, GO, CAB(b)
Series C, 0.00%, 08/01/37	8,000	5,673,736
Series C, 0.00%, 08/01/38	12,940	8,916,605
San Diego Unified School District, GO, CAB, Series G, Election 2008, 0.00%, 01/01/24(b)(d)	8,765	4,521,780
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(b)	3,485	2,957,803
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,039
Walnut Valley Unified School District, GO, CAB, Series B, 0.00%, 08/01/36(b)	6,545	4,458,336

		84,199,618

Colorado — 2.5%
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	2,530	2,766,034
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(a)	3,365	3,679,096
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	7,500	9,219,690
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,708,722
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	5,655	6,032,686
STC Metropolitan District No.2, Refunding GO
Series A, 5.00%, 12/01/38	1,285	1,397,466
Series A, 5.00%, 12/01/49	1,000	1,076,686

		25,880,380

Connecticut — 0.0%
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(a)	390	426,975

Florida — 9.3%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	4,535	4,952,392
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/55(a)	1,475	1,537,909
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	4,000	4,904,448
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,965	3,533,903
City of Tampa Florida, RB, CAB(b)
Series A, 0.00%, 09/01/39	1,100	610,950
Series A, 0.00%, 09/01/40	1,000	532,553
Series A, 0.00%, 09/01/41	1,280	650,721
Series A, 0.00%, 09/01/42	1,150	563,125
Series A, 0.00%, 09/01/45	2,000	856,354
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/40	3,000	3,435,390
Series A, AMT, 5.00%, 10/01/42	3,000	3,530,319
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	530	591,791
Series B, AMT, 5.00%, 10/01/40	6,500	7,691,456
County of Miami-Dade Seaport Department, ARB(d)
Series A, 6.00%, 10/01/23	5,695	6,317,475
Series B, AMT, 6.00%, 10/01/23	3,685	4,084,235

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB(d) (continued)
Series B, AMT, 6.25%, 10/01/23	$1,165	$1,295,988
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	1,500	1,598,596
Series A, AMT, 5.00%, 08/01/29(e)	595	609,621
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	820	892,846
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/42	4,760	5,671,312
LT Ranch Community Development District, SAB
4.00%, 05/01/40	1,415	1,482,820
4.00%, 05/01/50	2,000	2,066,818
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	14,360	16,207,514
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	1,675	1,960,566
Miami-Dade County Seaport Department Refunding RB, AMT, 4.00%, 10/01/46	4,500	5,162,112
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	1,550	1,701,102
5.00%, 08/01/47	4,590	5,024,485
Parker Road Community Development District, Refunding SAB
3.88%, 05/01/40	900	934,875
4.10%, 05/01/50	1,000	1,040,692
Town of Davie Florida, Refunding RB, 5.00%, 04/01/37	4,630	5,578,048
Westside Community Development District, Refunding SAB(a)
4.10%, 05/01/37	640	676,104
4.13%, 05/01/38	630	665,109

		96,361,629

Georgia — 0.5%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(d)	1,405	1,632,638
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	1,105	1,311,382
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(d)	2,170	2,408,863

		5,352,883

Hawaii — 1.2%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	2,385	2,838,500
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	2,000	2,154,774
AMT, 5.00%, 08/01/28	1,775	1,907,539
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	5,275	5,793,728

		12,694,541

Illinois — 12.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	3,055	3,751,161
Series A, 5.00%, 12/01/38	1,240	1,516,736
Series A, 5.00%, 12/01/39	1,115	1,359,114
Series A, 5.00%, 12/01/40	2,250	2,734,407
Series A, 5.00%, 12/01/41	1,480	1,796,741

Security	Par (000)	Value

Illinois (continued)
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/34	$3,035	$3,300,450
Chicago O’Hare International Airport, ARB
Series D, AMT, Senior Lien, 5.00%, 01/01/42	2,865	3,336,596
Series D, Senior Lien, 5.25%, 01/01/42	8,285	9,870,823
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, Senior Lien, 5.00%, 01/01/22(d)	2,425	2,444,080
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	1,620	1,626,644
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	3,250	3,483,668
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	615	632,072
Illinois Finance Authority, Refunding RB
4.00%, 08/15/40	1,770	2,054,989
Series C, 5.00%, 08/15/44	985	1,122,186
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	8,540	10,274,961
Metropolitan Pier & Exposition Authority, RB, CAB(b)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	15,126,360
Series A, (NPFGC), 0.00%, 12/15/34	41,880	30,754,704
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/44(b)	9,430	5,058,950
State of Illinois, GO
5.25%, 07/01/29	3,160	3,384,126
5.00%, 05/01/32	7,500	8,224,965
5.25%, 02/01/33	5,860	6,409,539
5.50%, 07/01/33	2,235	2,399,968
5.25%, 02/01/34	5,360	5,862,650
5.50%, 07/01/38	1,200	1,287,534

		127,813,424

Indiana — 0.4%
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(d)	3,825	4,112,541

Kentucky — 1.9%
Kentucky Economic Development Finance Authority, RB, Series A, 5.38%, 01/01/23(d)	1,000	1,059,668
Kentucky Public Energy Authority, RB, Series C-1, 4.00%, 12/01/49(e)	7,500	8,303,340
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 0.00%, 07/01/39(c)	8,225	9,978,134

		19,341,142

Louisiana — 1.8%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	670	818,220
Series B, (AGM), 5.00%, 12/01/35	895	1,089,806
Series B, (AGM), 5.00%, 12/01/36	805	977,636
Series B, (AGM), 5.00%, 12/01/37	1,005	1,219,236
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Series A, Sub Lien, 5.00%, 02/01/24(d)	8,155	8,999,271
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	5,405,896

		18,510,065

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	$5,950	$6,844,374
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	2,110	2,196,327
Massachusetts School Building Authority, RB, Series A, 5.00%, 05/15/23(d)	3,495	3,750,149

		12,790,850

Michigan — 4.0%
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/21(d)	16,100	16,162,339
Michigan State University, Refunding RB, Series B, 4.00%, 02/15/39	2,125	2,476,469
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	2,341,366
AMT, 5.00%, 12/31/43	9,940	11,755,879
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	1,330	1,459,499
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	5,000	5,846,230
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(d)	1,080	1,182,901

		41,224,683

Nebraska — 0.7%
Central Plains Energy Project, RB, 5.25%, 09/01/37	6,825	7,097,447

Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No.814, SAB
4.00%, 06/01/39	380	415,896
4.00%, 06/01/44	1,065	1,158,979

		1,574,875

New Jersey — 10.8%
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	590	689,054
Series WW, 5.25%, 06/15/25(d)	55	64,357
Series WW, 5.25%, 06/15/33	445	510,957
Series WW, 5.00%, 06/15/34	570	648,760
Series WW, 5.00%, 06/15/36	2,635	2,993,842
Series WW, 5.25%, 06/15/40	970	1,100,804
AMT, 5.13%, 01/01/34	1,930	2,101,724
AMT, 5.38%, 01/01/43	4,920	5,396,792
New Jersey Economic Development Authority, Refunding RB
Series N-1, (AMBAC), 5.50%, 09/01/24	6,325	7,192,746
Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	2,138,589
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	4,255	4,512,942
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/25	410	411,394
1st Series, AMT, 5.50%, 12/01/26	590	592,004
1st Series, AMT, 5.75%, 12/01/28	65	65,233
1st Series, AMT, 5.88%, 12/01/33	6,895	6,925,110
Series B, AMT, 3.25%, 12/01/39	7,670	7,972,367
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	2,645	2,717,923
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/29	2,145	2,512,288
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,710,172

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series A, 5.00%, 06/15/28	$4,205	$4,931,754
Series AA, 5.25%, 06/15/33	4,150	4,454,921
Series AA, 5.00%, 06/15/38	3,990	4,396,146
Series AA, 5.50%, 06/15/39	5,625	6,040,783
Series D, 5.00%, 06/15/32	1,825	2,053,251
New Jersey Transportation Trust Fund Authority, RB, CAB(b)
Series A, 0.00%, 12/15/35	10,000	7,121,270
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25	8,550	8,021,772
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,000	4,707,240
Series A, 5.25%, 06/01/46	11,035	13,208,432
Sub-Series B, 5.00%, 06/01/46	2,675	3,078,978

		111,271,605

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	540	595,450
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	1,040	1,179,376

		1,774,826

New York — 11.2%
City of New York, GO, Series C, 5.00%, 08/01/42	2,585	3,243,906
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	620	620,710
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.25%, 11/15/57	4,000	4,635,324
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, 4.00%, 08/01/45	4,000	4,644,664
Sub-Series E-1, 5.00%, 02/01/39	2,500	3,002,252
Sub-Series F-1, 5.00%, 05/01/39	3,360	4,041,704
Subordinate, 4.00%, 05/01/44	5,000	5,768,205
Series C, Subordinate, 4.00%, 05/01/45	6,500	7,483,190
Series C-3, Subordinate, 5.00%, 05/01/41	5,000	6,072,715
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	4,150	4,342,631
New York City Water & Sewer System, Refunding RB, 4.00%, 06/15/45	8,000	9,410,592
New York Liberty Development Corp., Refunding RB
2.88%, 11/15/46	10,550	10,570,541
Series 1, Class 1, 5.00%, 11/15/44(a)	3,055	3,336,980
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	4,550	5,298,220
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/41	6,250	7,286,581
Series A, 5.00%, 03/15/45	5,000	6,068,060
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/43	7,500	9,160,200
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	8,300	9,218,644
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,105	1,364,881
AMT, 5.00%, 10/01/40	3,115	3,793,534

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	$2,500	$3,057,365
Consolidated, 221st Series, AMT, 4.00%, 07/15/40	3,000	3,449,058

		115,869,957

Ohio — 4.6%
American Municipal Power, Inc., Refunding RB
Series A, 5.00%, 02/15/38	2,375	2,759,886
Series A, 5.00%, 02/15/41	4,000	4,631,224
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	13,065	14,681,402
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(d)	3,000	3,006,825
County of Montgomery Ohio, RB, 5.45%, 11/13/23(d)	11,135	12,294,944
County of Montgomery Ohio, Refunding RB, 4.00%, 08/01/46(f)	4,315	4,944,610
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	1,950	2,068,578
Series A-1, Junior Lien, 5.25%, 02/15/33	2,730	2,895,323

		47,282,792

Oregon — 0.2%
Clackamas Community College District, GO
Series A, 5.00%, 06/15/39	395	478,437
Series A, 5.00%, 06/15/40	420	508,109
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(b)	2,800	1,566,247

		2,552,793

Pennsylvania — 7.5%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	255	282,557
4.00%, 07/01/51	150	165,634
Commonwealth Financing Authority, RB
5.00%, 06/01/34	2,180	2,651,953
Series B, 5.00%, 06/01/22(d)	3,305	3,397,276
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/34	7,115	8,392,811
AMT, 5.00%, 12/31/38	6,850	8,048,955
AMT, 5.00%, 06/30/42	8,805	10,137,786
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	5,000	5,624,520
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	8,075	9,083,285
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,775	2,002,635
Series A-1, 5.00%, 12/01/41	2,320	2,726,441
Series B, 5.00%, 12/01/40	4,920	5,687,013
Series C, 5.50%, 12/01/23(d)	1,565	1,733,289
Sub-Series B-1, 5.00%, 06/01/42	7,330	8,670,364
Series A, Subordinate, 5.00%, 12/01/44	5,000	6,068,930
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,475,498

		77,148,947

Puerto Rico — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,334	1,483,803
Series A-1, Restructured, 5.00%, 07/01/58	2,007	2,265,823

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$2,372	$2,601,135
Series A-2, Restructured, 4.78%, 07/01/58	214	238,441
Series B-1, Restructured, 4.75%, 07/01/53	1,302	1,443,379
Series B-1, Restructured, 5.00%, 07/01/58	15,757	17,748,149
Series B-2, Restructured, 4.33%, 07/01/40	12,433	13,656,942
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,403,953
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	13,457	4,382,972

		45,224,597

Rhode Island — 1.1%
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	3,000	3,208,029
Series B, 5.00%, 06/01/50	7,465	8,175,451

		11,383,480

South Carolina — 5.5%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/40(a)	2,630	2,802,265
5.00%, 11/01/43	5,000	6,073,485
5.00%, 04/01/44	285	323,969
4.00%, 04/01/49	270	289,393
5.00%, 04/01/49	765	857,681
4.00%, 04/01/54	580	620,130
5.00%, 04/01/54	1,385	1,547,981
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(d)	6,530	7,636,535
AMT, 5.00%, 07/01/38	3,380	4,053,414
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	11,450	12,766,544
Series E, 5.50%, 12/01/53	4,525	4,952,481
South Carolina Public Service Authority, Refunding RB
Series B, 5.00%, 12/01/38	5,870	6,392,096
Series B, (AGM-CR), 5.00%, 12/01/56	7,155	8,316,285

		56,632,259

Tennessee — 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	4,665	5,565,872
New Memphis Arena Public Building Authority, RB, CAB(b)
0.00%, 04/01/38	700	468,665
0.00%, 04/01/39	750	490,925
0.00%, 04/01/40	750	477,404

		7,002,866

Texas — 12.8%
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(d)	11,345	11,768,191
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	1,295	1,300,568
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	710	824,595
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	798,808
City of Lubbock TX Electric Light & Power System Revenue Refunding RB, 4.00%, 04/15/46	15,000	17,092,665

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(d)	$1,450	$1,535,096
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/42	7,450	8,887,634
Dallas Fort Worth International Airport, ARB, Series D, AMT, 5.00%, 11/01/21(d)	10,980	10,980,000
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,745	2,999,758
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43	7,940	9,704,736
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(b)(d)	9,685	4,887,003
Midland County Fresh Water Supply District No.1, RB,
CAB, Series A, 0.00%, 09/15/36(b)	5,810	3,346,665
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	1,385	1,475,918
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/39	9,080	11,002,690
Series B, 5.00%, 01/01/40	1,710	1,794,464
Series B, 5.00%, 01/01/43	12,355	14,488,993
San Antonio Public Facilities Corp., Refunding RB(b) 0.00%, 09/15/35	680	358,335
0.00%, 09/15/36	12,195	6,059,354
0.00%, 09/15/37	8,730	4,084,383
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/34	5,000	6,169,945
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	2,095	2,289,959
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	877,833
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	3,630	4,066,061
Texas Water Development Board, RB, Series B, 4.00%, 10/15/43	4,315	4,988,619

		131,782,273
Utah — 1.2%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/42	3,490	4,107,280
Series A, AMT, 5.00%, 07/01/43	3,190	3,804,818
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/37	3,475	4,187,076
Utah Charter School Finance Authority, RB(a)
Series A, 5.00%, 06/15/39	190	203,134
Series A, 5.00%, 06/15/49	380	400,575

		12,702,883
Vermont — 0.3%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	3,140	3,213,382

Washington — 4.1%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/38	20,000	23,651,160
Series C, AMT, 5.00%, 04/01/40	2,830	3,148,018
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	3,510	4,379,234

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB,
Series B, 5.00%, 08/15/44	$1,000	$1,033,920
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.00%, 08/15/41	9,000	10,243,692

		42,456,024
Wisconsin — 3.4%
Public Finance Authority, RB
Series A, 5.00%, 11/15/41	450	541,995
Series A-1, 5.00%, 01/01/55(a)	1,640	1,794,727
Public Finance Authority, Refunding RB(a) 5.00%, 09/01/39	100	108,116
5.00%, 09/01/49	145	155,524
5.00%, 09/01/54	660	706,347
University of Wisconsin Hospitals & Clinics Refunding RB, 4.00%, 04/01/46(f)	7,000	8,041,467
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 08/15/46(f)	3,000	3,432,549
Wisconsin Health & Educational Facilities Authority, Refunding RB 5.00%, 04/01/44	7,350	9,037,001
Series A, 5.00%, 11/15/36	4,815	5,653,407
Series A, 5.00%, 11/15/39	5,000	5,857,290

		35,328,423

Total Municipal Bonds — 114.9%
(Cost: $1,059,142,437)		1,185,445,406

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Arizona — 1.0%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	8,500	10,211,471

California — 4.5%
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(h)	7,074	8,674,522
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series E, AMT, 5.00%, 05/01/45	14,215	17,185,553
State of California, Refunding GO, 5.25%, 10/01/39	3,000	3,552,617
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	13,395	17,136,875

		46,549,567
Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43(h)	5,833	7,130,443

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,932	4,554,208

District of Columbia — 0.7%
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	6,880	7,164,921

Florida — 3.5%
City of Miami Beach Florida Stormwater Revenue, Refunding RB, 5.00%, 09/01/41	10,000	11,989,415
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	9,971,155

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(d)	$4,840	$4,995,003
Pinellas County School Board, COP, Series A, 5.00%, 07/01/41	7,880	9,371,649

		36,327,222

Illinois — 5.5%

Illinois Finance Authority, Refunding RB, 5.00%, 02/15/41	10,000	11,845,787
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,836	6,136,825
Series A, 5.00%, 01/01/40	7,621	8,721,110
Series A, 5.00%, 01/01/44	12,000	14,716,108
Series B, 5.00%, 01/01/40	2,939	3,410,362
Series C, 5.00%, 01/01/36	10,000	11,307,761

		56,137,953

Kansas — 1.6%
Wyandotte County Unified School District No. 500 Kansas City, GO,Series A, 5.50%, 09/01/26(d)	13,470	16,565,892

Massachusetts — 2.9%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/46	4,204	4,603,863
Series E, 5.25%, 09/01/43	20,000	25,056,880

		29,660,743

Michigan — 2.0%
Michigan Finance Authority,RB,Series A, 5.00%, 11/01/44	5,591	6,423,033
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/38	10,000	11,557,072
Series I, 5.00%, 10/15/45	2,410	2,764,727

		20,744,832

Nevada — 2.3%

County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	9,730	11,860,287
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	9,840	11,538,509

		23,398,796

New Jersey — 1.4%

Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	10,000	12,139,624
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	2,320	2,712,750

		14,852,374

New York — 7.7%

Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	9,850	10,916,858
New York City Water & Sewer System, Refunding RB
Series CC, 5.00%, 06/15/23(d)	7,294	7,814,141
Series CC, 5.00%, 06/15/47	8,227	8,812,765
Series DD, 5.00%, 06/15/35	4,740	5,283,351
New York City Water Financing Authority, RB, 4.00%, 06/15/45	12,085	14,215,873
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/39	7,622	9,137,833

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp.,RB, Series A-1, 5.00%, 03/15/43	$14,280	$15,116,797
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,607,586

		78,905,204
Pennsylvania — 1.8%

Geisinger Authority, Refunding RB, Series A, 4.00%, 06/01/41	15,000	16,049,543
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,560	2,895,276

		18,944,819
Texas — 3.3%

Aldine Independent School District, Refunding GO,(PSF-GTD), 5.00%, 02/15/42	9,701	11,556,355
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(h)	8,868	8,867,884
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23(d)	1,798	1,927,768
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	9,840	11,603,926

		33,955,933
Virginia — 1.4%
Hampton Roads Transportation AccountabilityCommission, RB, Series A, Senior Lien, 5.50%, 07/01/57	11,740	14,419,126

Washington — 1.0%

Washington Health Care Facilities Authority,Refunding RB, Series A, 5.00%, 10/01/38	8,205	10,347,446

Wisconsin — 1.7%

Wisconsin Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 11/15/39	12,650	14,818,941
Series A, 5.00%, 04/01/42	2,490	2,589,375

		17,408,316

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.4% (Cost: $417,084,748)		447,279,266

Total Long-Term Investments — 158.3% (Cost: $1,476,227,185)		1,632,724,672

Shares

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	2,429,385	2,429,627

Total Short-Term Securities — 0.3% (Cost: $2,429,627)		2,429,627

Total Investments — 158.6% (Cost: $1,478,656,812)		1,635,154,299
Liabilities in Excess of Other Assets — (0.1)%		(590,413)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.0)%		(247,272,492)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (34.5)%		(356,020,187)

Net Assets Applicable to Common Shares — 100.0%		$1,031,271,207

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 1, 2021 to June 1, 2026, is $14,121,725. (i) Affiliate of the Fund.

(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,428,104	$1,615	(a)	$—	$(92)	$ —	$2,429,627	2,429,385	$108	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	344	12/21/21	$44,946	$783,341
U.S. Long Bond	244	12/21/21	39,238	383,167
5-Year U.S. Treasury Note	299	12/31/21	36,387	482,842

				$1,649,350

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

7

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,185,445,406	$—	$1,185,445,406
Municipal Bonds Transferred to Tender Option Bond Trusts	—	447,279,266	—	447,279,266
Short-Term Securities
Money Market Funds	2,429,627	—	—	2,429,627

	$2,429,627	$1,632,724,672	$—	$1,635,154,299

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,649,350	$—	$—	$1,649,350

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(247,232,299)	$—	$(247,232,299)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(603,632,299)	$—	$(603,632,299)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

SAB	Special Assessment Bonds

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	8